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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-11

                               Semi-Annual Report
                                       to
                                 Contract Owners
                                  June 30, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-5396-6/03

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide Variable Account-11.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                               /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

                                        2

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-11. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-322-2331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwannuities.com/secure/federated for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 11. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 8, provide further disclosures about the variable account and its underlying contract provisions.

                                        3

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                         NATIONWIDE VARIABLE ACCOUNT-11

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                 June 30, 2003
                                  (UNAUDITED)

Assets:

   Investments at fair value:

      Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
         177,336 shares (cost $2,672,959) ......................................   $ 2,927,815

      Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp)
         394,437 shares (cost $1,751,157) ......................................     1,901,188

      Federated IS - Equity Income Fund II (FedEqInc)
         150,539 shares (cost $1,478,351) ......................................     1,607,753

      Federated IS - Fund for US Government Securities II (FedGvtSec)
         61,366 shares (cost $726,217) .........................................       720,434

      Federated IS - Growth Strategies Fund II (FedGrStrat)
         6,847 shares (cost $91,589) ...........................................       103,043

      Federated IS - High Income Bond Fund II-Primary Shares (FedHiInc)
         139,870 shares (cost $990,269) ........................................     1,035,038

      Federated IS - International Equity Fund II (FedIntEq)
         12,164 shares (cost $107,763) .........................................       114,951

      Federated IS - International Small Company Fund II (FedIntSmCo)
         3,978 shares (cost $18,891) ...........................................        21,086

      Federated IS - Kaufmann Fund II (FedKaufmann)
         157,048 shares (cost $1,292,548) ......................................     1,506,089

      Federated IS - Prime Money Fund II (FedPriMy)
         325,546 shares (cost $325,546) ........................................       325,546

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         53,851 shares (cost $626,879) .........................................       638,675

      Federated IS - Total Return Bond Fund II (FedTotRe)
         136,302 shares (cost $1,373,525) ......................................     1,388,915

      Federated IS - Utility Fund II (FedUtility)
         11,125 shares (cost $80,102) ..........................................        84,770
                                                                                   -----------
         Total investments .....................................................    12,375,303

   Accounts receivable .........................................................            11
                                                                                   -----------
         Total assets ..........................................................    12,375,314

Accounts payable ...............................................................            --
                                                                                   -----------
Contract owners' equity (note 4) ...............................................   $12,375,314
                                                                                   ===========

See accompanying notes to financial statements.

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                                        4

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NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                         Total     FedAmLead   FedCapAp   FedEqInc
                                                       ---------   ---------   --------   --------
Investment activity:
   Reinvested dividends ............................   $ 138,592     30,623      6,786     20,818
   Mortality and expense risk charges (note 2) .....     (45,997)   (10,336)    (7,036)    (5,544)
                                                       ---------    -------    -------    -------
      Net investment income (loss) .................      92,595     20,287       (250)    15,274
                                                       ---------    -------    -------    -------

   Proceeds from mutual fund shares sold ...........     373,356     24,394     43,248     15,812
   Cost of mutual fund shares sold .................    (366,434)   (23,066)   (43,451)   (15,099)
                                                       ---------    -------    -------    -------
      Realized gain (loss) on investments ..........       6,922      1,328       (203)       713
   Change in unrealized gain (loss)
      on investments ...............................     828,021    238,872    148,159    133,764
                                                       ---------    -------    -------    -------
      Net gain (loss) on investments ...............     834,943    240,200    147,956    134,477
                                                       ---------    -------    -------    -------
   Reinvested capital gains ........................       2,265         --         --         --
                                                       ---------    -------    -------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ 929,803    260,487    147,706    149,751
                                                       =========    =======    =======    =======

                                                       FedGvtSec   FedGrStrat   FedHiInc   FedIntEq
                                                       ---------   ----------   --------   --------
Investment activity:
   Reinvested dividends ............................    17,464           --      47,073         --
   Mortality and expense risk charges (note 2) .....    (2,940)        (323)     (3,748)      (628)
                                                        ------       ------      ------    -------
      Net investment income (loss) .................    14,524         (323)     43,325       (628)
                                                        ------       ------      ------    -------

   Proceeds from mutual fund shares sold ...........     9,613          220       8,946     43,948
   Cost of mutual fund shares sold .................    (9,710)        (200)     (8,472)   (42,519)
                                                        ------       ------      ------    -------
      Realized gain (loss) on investments ..........       (97)          20         474      1,429
   Change in unrealized gain (loss)
      on investments ...............................    (8,527)      11,364      35,929      8,818
                                                        ------       ------      ------    -------
      Net gain (loss) on investments ...............    (8,624)      11,384      36,403     10,247
                                                        ------       ------      ------    -------
   Reinvested capital gains ........................     2,265           --          --         --
                                                        ------       ------      ------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     8,165       11,061      79,728      9,619
                                                        ======       ======      ======    =======

                                                       FedIntSmCo   FedKaufman   FedPriMy   FedQualBd   FedTotRe   FedUtility
                                                       ----------   ----------   --------   ---------   --------   ----------
Investment activity:
   Reinvested dividends ............................    $    --           --          820     14,332        173        503
   Mortality and expense risk charges (note 2) .....        (84)      (5,932)      (1,259)    (2,448)    (5,577)      (142)
                                                        -------      -------     --------    -------     ------      -----
      Net investment income (loss) .................        (84)      (5,932)        (439)    11,884     (5,404)       361
                                                        -------      -------     --------    -------     ------      -----

   Proceeds from mutual fund shares sold ...........      7,017       41,764      160,685     10,500      7,107        102
   Cost of mutual fund shares sold .................     (6,281)     (39,477)    (160,685)   (10,304)    (7,072)       (98)
                                                        -------      -------     --------    -------     ------      -----
      Realized gain (loss) on investments ..........        736        2,287           --        196         35          4
   Change in unrealized gain (loss)
      on investments ...............................      2,175      219,644           --      6,914     26,299      4,610
                                                        -------      -------     --------    -------     ------      -----
      Net gain (loss) on investments ...............      2,911      221,931           --      7,110     26,334      4,614
                                                        -------      -------     --------    -------     ------      -----
   Reinvested capital gains ........................         --           --           --         --         --         --
                                                        -------      -------     --------    -------     ------      -----
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $ 2,827      215,999         (439)    18,994     20,930      4,975
                                                        =======      =======     ========    =======     ======      =====

See accompanying notes to financial statements.

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                                        5

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NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                  Total      FedAmLead   FedCapAp    FedEqInc
                                               -----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ............   $    92,595      20,287        (250)     15,274
   Realized gain (loss) on investments .....         6,922       1,328        (203)        713
   Change in unrealized gain (loss)
      on investments .......................       828,021     238,872     148,159     133,764
   Reinvested capital gains ................         2,265          --          --          --
                                               -----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................       929,803     260,487     147,706     149,751
                                               -----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     7,292,135   1,650,389   1,055,066     954,578
   Transfers between funds .................            --     (25,455)        866      14,235
   Redemptions (note 3) ....................      (285,689)    (39,430)    (38,335)    (38,820)
   Adjustments to maintain reserves ........            14          23           2          (4)
                                               -----------   ---------   ---------   ---------
         Net equity transactions ...........     7,006,460   1,585,527   1,017,599     929,989
                                               -----------   ---------   ---------   ---------

Net change in contract owners' equity ......     7,936,263   1,846,014   1,165,305   1,079,740
Contract owners' equity beginning
   of period ...............................     4,439,051   1,081,811     735,888     528,005
                                               -----------   ---------   ---------   ---------
Contract owners' equity end of period ......   $12,375,314   2,927,825   1,901,193   1,607,745
                                               ===========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units .........................       502,491     130,404      87,434      61,927
                                               -----------   ---------   ---------   ---------
   Units purchased .........................       826,860     203,426     130,318     111,616
   Units redeemed ..........................       (56,450)    (12,466)    (10,206)     (4,403)
                                               -----------   ---------   ---------   ---------
   Ending units ............................     1,272,901     321,364     207,546     169,140
                                               ===========   =========   =========   =========

                                               FedGvtSec   FedGrStrat    FedHiInc    FedIntEq
                                               ---------   ----------    ---------   --------
Investment activity:
   Net investment income (loss) ............     14,524         (323)       43,325       (628)
   Realized gain (loss) on investments .....        (97)          20           474      1,429
   Change in unrealized gain (loss)
      on investments .......................     (8,527)      11,364        35,929      8,818
   Reinvested capital gains ................      2,265           --            --         --
                                                -------      -------     ---------    -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      8,165       11,061        79,728      9,619
                                                -------      -------     ---------    -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    456,348       68,315       648,167     46,527
   Transfers between funds .................     (5,858)          --        22,230         61
   Redemptions (note 3) ....................     (3,491)          --        (2,346)   (36,623)
   Adjustments to maintain reserves ........        (14)         (13)            2          4
                                                -------      -------     ---------    -------
         Net equity transactions ...........    446,985       68,302       668,053      9,969
                                                -------      -------     ---------    -------

Net change in contract owners' equity ......    455,150       79,363       747,781     19,588
Contract owners' equity beginning
   of period ...............................    265,283       23,680       287,249     95,360
                                                -------      -------     ---------    -------
Contract owners' equity end of period ......    720,433      103,043     1,035,030    114,948
                                                =======      =======     =========    =======

CHANGES IN UNITS:
   Beginning units .........................     25,237        2,917        29,703     12,310
                                                -------      -------     ---------    -------
   Units purchased .........................     43,129        8,087        66,484      6,198
   Units redeemed ..........................       (886)          --        (1,144)    (4,637)
                                                -------      -------     ---------    -------
   Ending units ............................     67,480       11,004        95,043     13,871
                                                =======      =======     =========    =======

                                        6

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NATIONWIDE VARIABLE ACCOUNT-11
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                               FedIntSmCo   FedKaufmann   FedPriMy   FedQualBd   FedTotRe    FedUtility
                                               ----------   -----------   --------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ............    $   (84)        (5,932)       (439)    11,884       (5,404)       361
   Realized gain (loss) on investments .....        736          2,287          --        196           35          4
   Change in unrealized gain (loss)
      on investments .......................      2,175        219,644          --      6,914       26,299      4,610
   Reinvested capital gains ................         --             --          --         --           --         --
                                                -------      ---------     -------    -------    ---------     ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      2,827        215,999        (439)    18,994       20,930      4,975
                                                -------      ---------     -------    -------    ---------     ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      6,844        704,638     449,322    429,720      745,698     76,523
   Transfers between funds .................         10        (25,386)    (84,073)    (7,439)     110,809         --
   Redemptions (note 3) ....................         --        (39,760)    (75,845)    (3,405)      (7,634)        --
   Adjustments to maintain reserves ........         (7)            15          (3)        (8)          11          6
                                                -------      ---------     -------    -------    ---------     ------
         Net equity transactions ...........      6,847        639,507     289,401    418,868      848,884     76,529
                                                -------      ---------     -------    -------    ---------     ------

Net change in contract owners' equity ......      9,674        855,506     288,962    437,862      869,814     81,504
Contract owners' equity beginning
   of period ...............................     11,407        650,601      36,577    200,816      519,103      3,271
                                                -------      ---------     -------    -------    ---------     ------
Contract owners' equity end of period ......    $21,081      1,506,107     325,539    638,678    1,388,917     84,775
                                                =======      =========     =======    =======    =========     ======

CHANGES IN UNITS:
   Beginning units .........................      1,421         78,899       3,655     18,954       49,241        389
                                                -------      ---------     -------    -------    ---------     ------
   Units purchased .........................        863         87,333      38,894     39,991       81,617      8,904
   Units redeemed ..........................         --         (9,975)     (9,947)    (1,133)      (1,653)        --
                                                -------      ---------     -------    -------    ---------     ------
   Ending units ............................      2,284        156,257      32,602     57,812      129,205      9,293
                                                =======      =========     =======    =======    =========     ======

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                                        7

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                         NATIONWIDE VARIABLE ACCOUNT-11

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2003
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-11 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 15, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Federated Investors.

     (b)  The Contracts

          Contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Primary Shares
                     (FedAmLead)
                  Federated IS - Capital Appreciation Fund II - Primary Shares
                     (FedCapAp)
                  Federated IS - Equity Income Fund II (FedEqInc)
                  Federated IS - Fund for US Government Securities II
                     (FedGvtSec)
                  Federated IS - Growth Strategies Fund II (FedGrStrat) Federated IS - High Income Bond Fund II - Primary Shares
                     (FedHiInc)
                  Federated IS - International Equity Fund II (FedIntEq) Federated IS - International Small Company Fund II
                     (FedIntSmCo)
                  Federated IS - Kaufmann Fund II (FedKaufmann)
                  Federated IS - Prime Money Fund II (FedPriMy)
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)
                  Federated IS - Total Return Bond Fund II (FedFedTotRe) Federated IS - Utility Fund II (FedUtility)

          At June 30, 2003, contract owners have invested in all of the above funds. See note 2 for a discussion of contract expenses. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     For Premium Deferred Variable Annuity contracts, the Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For the Deferred Variable Annuity contracts, a sales charge of up to 5.5% is deducted from the amount of the purchase payments. The sales charge declines based upon the amount of the cumulative qualifying purchase payment, which may include certain deposits made to other investments in addition to the deposits made to the contract. An additional sales charge of 0.5% is applied against any purchase payments over $1 million that are withdrawn within one year.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $40, dependent on contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                             Nationwide Variable Account-11 Options                                     Deferred   Premium Deferred
     ------------------------------------------------------------------------------------------------------------------------------
     Mortality and Expense Risk - Basic                                                                   0.80%          1.20%
     ------------------------------------------------------------------------------------------------------------------------------
     Death Benefit Options:

        Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on or after 1-2-01)     0.15%          0.15%
           If death before annuitization, benefit will be greatest of (i) contract value, (ii)
           purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
     -------------------------------------------------------------------------------------------------------------------------------
     Beneficiary Protector Option:                                                                        0.40%          0.40%

           Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
     ------------------------------------------------------------------------------------------------------------------------------
     Maximum Variable Account Charges*                                                                    1.35%          1.75%
     ------------------------------------------------------------------------------------------------------------------------------

* When maximum options are elected.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-11

     The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2003:

                      Total    FedAmLead   FedCapAp   FedEqInc   FedGvtSec
                     -------   ---------   --------   --------   ---------
     0.80% .......   $11,274      3,225      2,051      1,873        425
     0.95% .......       562        143         73         91          5
     1.20% .......    25,337      5,304      3,646      1,978      2,032
     1.35% .......     7,117      1,427        933      1,534        408
     1.75% .......     1,707        237        333         68         70
                     -------     ------      -----      -----      -----
        Total ....   $45,997     10,336      7,036      5,544      2,940
                     =======     ======      =====      =====      =====

                     FedGrStrat   FedHiInc   FedIntEq   FedIntSmCo   FedKaufmann
                     ----------   --------   --------   ----------   -----------
     0.80% .......      $ 74          698       132         15          1,193
     0.95% .......        --           41        44         --            117
     1.20% .......        28        1,950       285         62          3,609
     1.35% .......       161          797        93         --            660
     1.75% .......        60          262        74          7            353
                        ----        -----       ---        ---          -----
        Total ....      $323        3,748       628         84          5,932
                        ====        =====       ===        ===          =====

                     FedPriMy   FedQualBd   FedTotRe   FedUtility
                     --------   ---------   --------   ----------
     0.80% .......    $   41        420       1,080         47
     0.95% .......        --          5          43         --
     1.20% .......     1,023      1,816       3,568         36
     1.35% .......        86        190         794         34
     1.75% .......       109         17          92         25
                      ------      -----       -----        ---
        Total ....    $1,259      2,448       5,577        142
                      ======      =====       =====        ===

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month period ended June 30, 2003, total transfers to the Account from the fixed account and total transfers from the Account to the fixed account were $5,173,718 and $11,419, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract
     Owners' Equity.

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2003, and contract expense rate, investment income ratio and total return for the six month period ended June 30, 2003. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                                 Contract                                               Investment
                                                 Expense                    Unit           Contract       Income         Total
                                                  Rate*        Units     Fair Value     Owners' Equity    Ratio**      Return***
                                              -------------   -------  ---------------  --------------  ----------  ---------------
     Federated IS - American Leaders Fund II - Primary Shares
        2003 ..............................   0.80% to 1.75%  321,364  $ 9.04 to  9.14    $ 2,927,825      1.53%     9.42% to  9.94%

     Federated IS - Capital Appreciation Fund II - Primary Shares
        2003 ..............................   0.80% to 1.75%  207,546    9.09 to  9.19      1,901,193      0.51%     8.44% to  8.96%

     Federated IS - Equity Income Fund II
        2003 ..............................   0.80% to 1.75%  169,140    9.43 to  9.53      1,607,745      1.95%    11.08% to 11.61%

     Federated IS - Fund for US Government Securities II
        2003 ..............................   0.80% to 1.75%   67,480   10.60 to 10.71        720,433      3.54%     1.22% to  1.70%

     Federated IS - Growth Strategies Fund II
        2003 ..............................   0.80% to 1.75%   11,004    9.30 to  9.40        103,043      0.00%    14.76% to 15.31%

     Federated IS - High Income Bond Fund II - Primary Shares
        2003 ..............................   0.80% to 1.75%   95,043   10.82 to 10.93      1,035,030      7.12%    12.21% to 12.74%

     Federated IS - International Equity Fund II
        2003 ..............................   0.80% to 1.75%   13,871    8.23 to  8.31        114,948      0.00%     6.57% to  7.08%

     Federated IS - International Small Company Fund II
        2003 ..............................   0.80% to 1.75%    2,284    9.17 to  9.27         21,081      0.00%    14.71% to 15.26%

     Federated IS - Kaufmann Fund II
        2003 ..............................   0.80% to 1.75%  156,257    9.57 to  9.67      1,506,107      0.00%    16.50% to 17.06%

     Federated IS - Prime Money Fund II
        2003 ..............................   1.20% to 1.75%   32,602    9.93 to  9.99        325,539      0.45%    -0.45% to -0.17%

     Federated IS - Quality Bond Fund II - Primary Shares
        2003 ..............................   0.80% to 1.75%   57,812   10.97 to 11.08        638,678      3.41%     3.91% to  4.41%

     Federated IS - Total Return Bond Fund II
        2003 ..............................   0.80% to 1.75%  129,205   10.67 to 10.79      1,388,917      0.02%     1.64% to  2.13%

     Federated IS - Utility Fund II
        2003 ..............................   0.80% to 1.75%    9,293    9.05 to  9.15         84,775      1.14%     8.00% to  8.52%
                                                                                          -----------
     2003 Contract owners' equity ....................................................    $12,375,314
                                                                                          ===========

     * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                 ---------------
                                                                    PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  LANCASTER, PA
                                                                 PERMIT NO. 1793
                                                                 ---------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company